SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 HKD ($) shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)
Accounting Policies [Abstract]
Foreign currency translation description	Translations of balances from HK$ into US$ as of March 31, 2026 and 2025 are calculated at the rate of US$1.00=HK$7.8400 and US$1.00=HK$7.7799, respectively. The average rate for the years ended March 31, 2026, 2025 and 2024 are US$1.00=HK$7.8038, US$1.00=HK$7.7951 and US$1.00= HK$7.8252, respectively.	Translations of balances from HK$ into US$ as of March 31, 2026 and 2025 are calculated at the rate of US$1.00=HK$7.8400 and US$1.00=HK$7.7799, respectively. The average rate for the years ended March 31, 2026, 2025 and 2024 are US$1.00=HK$7.8038, US$1.00=HK$7.7951 and US$1.00= HK$7.8252, respectively.
Allowance for expected credit loss	$ 130,021		$ 25,683	$ 14,011
Impairment of long-lived assets	$ 0		$ 0
Description of operating leases	The Group is the lessor under operating leases for factory and office with remaining lease terms of one year to two years	The Group is the lessor under operating leases for factory and office with remaining lease terms of one year to two years
Employee compensation	$ 192	$ 1,500
Employee's monthly income	3,844	30,000
Salaries and wages	2,883	22,500
Overall cap	$ 49,976	$ 390,000
Dilutive shares | shares	0	0	0